SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	$ 297,682	$ 255,576	$ 187,022
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	125,896	108,692	61,765
The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	103,862	87,348	72,231
United States [Member]
Segment Reporting Information [Line Items]
Revenue	52,234	47,733	41,817
Other [Member]
Segment Reporting Information [Line Items]
Revenue	$ 15,690	$ 11,803	$ 11,209